Minimum Rentals Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Minimum rentals under operating leases - 2012	$ 9,281
Minimum rentals under operating leases - 2013	7,337
Minimum rentals under operating leases - 2014	4,044
Minimum rentals under operating leases - 2015	3,400
Minimum rentals under operating leases - 2016	3,297
Minimum rentals under operating leases - 2017 and thereafter	3,619
Minimum rentals under operating leases	$ 30,978